INTANGIBLE ASSETS (Narrative) (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
Payments to acquire intangible assets	$ 200,000	$ 77,694	$ 243,000	$ 231,860	$ 102,203
Intangible asset, useful life		10 years		10 years